UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-4871
General California Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
General California Municipal Money Market Fund
August 31, 2006 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--101.3%	Rate (%)		Date	Amount ($)	Value ($)

Alameda County Industrial
Development Authority, Revenue
(Heat and Control Inc.
Project) (LOC; Comerica Bank)		3.45	9/7/06	3,780,000 a	3,780,000
Alameda County Industrial
Development Authority, Revenue
(P.J.'s Lumber Inc. Project)
(LOC; Comerica Bank)		3.43	9/7/06	2,305,000 a	2,305,000
Alameda County Industrial
Development Authority, Revenue
(Plastikon Industries Inc.
Project) (LOC; California
State Teachers Retirement System)		3.60	9/7/06	2,960,000 a	2,960,000
Alameda County Industrial
Development Authority, Revenue
(Spectrum Label Corp. Project)
(LOC; Bank of The West)		3.78	9/7/06	3,370,000 a	3,370,000
California
(Insured; XLCA and LOC;
Merrill Lynch)		3.45	9/7/06	8,120,000 a,b	8,120,000
California,
GO Notes (Liquidity Facility;
Citibank NA)		3.48	9/7/06	9,375,000 a,b	9,375,000
California,
GO Notes (Putters Program)
(Insured; AMBAC and Liquidity
Facility; PB Finance Inc.)		3.47	9/7/06	6,530,000 a,b	6,530,000
California,
GO Notes (Putters Program)
(Insured; FGIC and Liquidity
Facility; JPMorgan Chase Bank)		3.44	9/7/06	7,170,000 a,b	7,170,000
California Community College
Financing Authority, GO Notes,
TRAN (Insured; FSA)		4.44	6/29/07	9,000,000	9,063,035
California Department of Water
Resources, Power Supply
Revenue (LOC: California
Public Employees' Retirement
System and The Bank of New
York)		3.50	9/1/06	3,900,000 a	3,900,000
California Department of Water
Resources, Power Supply
Revenue (LOC: California State
Teachers Retirement System
and The Bank of New York)		3.50	9/1/06	35,385,000 a	35,385,000
California Department of Water
Resources, Power Supply

Revenue (LOC; Bank of America)	3.50	9/1/06	17,730,000 a	17,730,000
California Infrastructure and
Economic Development Bank, IDR
(Alegacy Foodservice Products
Group, Inc. and Eagleware
Manufacturing Company, Inc.
Project) (LOC; Comerica Bank)	3.46	9/7/06	6,700,000 a	6,700,000
California Infrastructure and
Economic Development Bank, IDR
(Chaparral Property Project)
(LOC; Comerica Bank)	3.48	9/7/06	1,695,000 a	1,695,000
California Infrastructure and
Economic Development Bank, IDR
(G&G Specialty Foods, Inc.
Project) (LOC; Comerica Bank)	3.48	9/7/06	1,697,050 a	1,697,050
California Infrastructure and
Economic Development Bank, IDR
(International Raisins Inc.
Project) (LOC; M&T Bank)	3.50	9/7/06	3,750,000 a	3,750,000
California Infrastructure and
Economic Development Bank, IDR
(Studio Moulding Project)
(LOC; Comerica Bank)	3.48	9/7/06	3,175,000 a	3,175,000
California Pollution Control
Financing Authority, PCR
(Evergreen Oil Incorporated
Project) (LOC; Bank of The
West)	3.48	9/7/06	3,225,000 a	3,225,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Corporation) (LOC;
JPMorgan Chase Bank)	3.51	9/1/06	24,850,000 a	24,850,000
California Pollution Control
Financing Authority, SWDR (ALS
Plastics Project) (LOC; Wells
Fargo Bank)	3.46	9/7/06	2,400,000 a	2,400,000
California Pollution Control
Financing Authority, SWDR (BLT
Enterprises of Fremont LLC
Project) (LOC; Union Bank of
California)	3.50	9/7/06	7,285,000 a	7,285,000
California Pollution Control
Financing Authority, SWDR
(Chicago Grade Landfill, Inc.
Project) (LOC; Comerica Bank)	3.50	9/7/06	1,315,000 a	1,315,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	3.48	9/7/06	3,895,000 a	3,895,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	3.48	9/7/06	2,420,000 a	2,420,000

California Pollution Control
Financing Authority, SWDR
(Desert Properties LLC
Project) (LOC; Union Bank of
California)	3.50	9/7/06	2,245,000 a	2,245,000
California Pollution Control
Financing Authority, SWDR
(Greenwaste Recovery Project)
(LOC; Comerica Bank)	3.50	9/7/06	1,105,000 a	1,105,000
California Pollution Control
Financing Authority, SWDR
(Marin Sanitary Service
Project) (LOC; Comerica Bank)	3.50	9/7/06	4,115,000 a	4,115,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling Corp.
Project) (LOC; Comerica Bank)	3.50	9/7/06	3,195,000 a	3,195,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling Corp.
Project) (LOC; Comerica Bank)	3.50	9/7/06	1,550,000 a	1,550,000
California Pollution Control
Financing Authority, SWDR
(Mottra Corp. Project) (LOC;
Wells Fargo Bank)	3.50	9/7/06	1,735,000 a	1,735,000
California Pollution Control
Financing Authority, SWDR
(Napa Recycling and Waste
Services, LLC Project) (LOC;
Union Bank of California)	3.50	9/7/06	3,000,000 a	3,000,000
California Pollution Control
Financing Authority, SWDR
(Norcal Waste System Inc.
Project) (LOC; Comerica Bank)	3.50	9/7/06	11,085,000 a	11,085,000
California Pollution Control
Financing Authority, SWDR
(Pena's Disposal Inc. Project)
(LOC; Comerica Bank)	3.50	9/7/06	1,355,000 a	1,355,000
California Pollution Control
Financing Authority, SWDR
(Specialty Solid Waste
Project) (LOC; Comerica Bank)	3.50	9/7/06	1,205,000 a	1,205,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper Inc.
Project) (LOC; Comerica Bank)	3.50	9/7/06	2,170,000 a	2,170,000
California School Cash Reserve
Program, COP, TRANS (Insured;
AMBAC)	4.44	7/6/07	4,000,000	4,032,606
California State Economic
Development Financing
Authority, IDR (Vortech
Engineering Inc. Project)
(LOC; U.S. Bank NA)	3.45	9/7/06	2,290,000 a	2,290,000

California Statewide Communities
Development Authority, CP
(Kaiser Permanente)	3.68	11/9/06	1,500,000	1,500,000
California Statewide Communities
Development Authority, IDR
(American Modular System
Project) (LOC; Bank of the
West)	3.46	9/7/06	3,800,000 a	3,800,000
California Statewide Communities
Development Authority, IDR
(American River Packaging,
Inc. Project) (LOC; Wells
Fargo Bank)	3.56	9/7/06	1,490,000 a	1,490,000
California Statewide Communities
Development Authority, IDR
(Biocol Investments LP
Project) (LOC; Union Bank of
California)	3.61	9/7/06	875,000 a	875,000
California Statewide Communities
Development Authority, IDR
(Flambeau Airmold Corporation
Project) (LOC; Wells Fargo
Bank)	3.56	9/7/06	1,500,000 a	1,500,000
California Statewide Communities
Development Authority, IDR
(Kennerly Project) (LOC; Bank
of the West)	3.56	9/7/06	1,465,000 a	1,465,000
California Statewide Communities
Development Authority, IDR
(Lesaint Limited Partnership
Project) (LOC; PNC Bank)	3.56	9/7/06	1,280,000 a	1,280,000
California Statewide Communities
Development Authority, IDR
(Pacific Bearings Company
Project) (LOC; Union Bank of
California)	3.61	9/7/06	450,000 a	450,000
California Statewide Communities
Development Authority, IDR
(Packaging Innovation Project)
(LOC; Wells Fargo Bank)	3.56	9/7/06	1,750,000 a	1,750,000
California Statewide Communities
Development Authority, IDR
(Rapelli Project) (LOC;
Comerica Bank)	3.56	9/7/06	2,500,000 a	2,500,000
California Statewide Communities
Development Authority, MFHR
(City Towers Apartments)
(Liquidity Facility; Merrill
Lynch and LOC; Merrill Lynch)	3.51	9/7/06	9,020,000 a,b	9,020,000
California Statewide Communities
Development Authority, MFHR
(Lake Merritt Apartments)
(LOC; U.S. Bank NA)	3.54	9/7/06	3,700,000 a	3,700,000
California Statewide Communities

Development Authority, MFHR
(Oakmont of Alameda Project)
(LOC; Bank of the West)	3.49	9/7/06	12,680,000 a	12,680,000
California Statewide Communities
Development Authority, MFHR
(Pittsburg Plaza Apartments)
(LOC; FHLB)	3.65	9/7/06	4,600,000 a	4,600,000
California Statewide Communities
Development Authority, MFHR
(Seminole Gardens Apartments)
(LOC; FHLB)	3.52	9/7/06	3,385,000 a	3,385,000
California Statewide Communities
Development Authority, TRAN
(Pooled Local Agencies)	4.44	6/29/07	7,000,000	7,049,594
Conejo Valley Unified School
District, GO Notes, TRAN	4.19	6/29/07	2,905,000	2,917,470
Contra Costa,
COP (Concord Healthcare Center
Inc.) (LOC; Bank of America)	3.54	9/7/06	2,005,000 a	2,005,000
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)	3.51	9/7/06	11,147,447 a,b	11,147,447
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)	3.51	9/7/06	28,315,390 a,b	28,315,390
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
FGIC and Liquidity Facility;
Deutsche Banks AG)	3.47	9/7/06	2,080,000 a,b	2,080,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.47	9/7/06	2,735,000 a,b	2,735,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.47	9/7/06	3,530,000 a,b	3,530,000
Goldman Sachs Pool Trust,
Revenue (Liquidity Facility;
Goldman Sachs Group and LOC;
IXIS Corporate and Investment
Bank)	3.51	9/7/06	5,400,000 a,b	5,400,000
Kern County,
GO Notes, TRAN	4.44	6/29/07	4,000,000	4,031,217
Los Angeles County,
GO Notes, TRAN	4.44	6/29/07	4,000,000	4,031,851
Los Angeles Department of Water
and Power, Power System
Revenue (Putters Program)
(Insured; FSA and Liquidity

Facility; PB Finance Inc.)	3.47	9/7/06	7,855,000 a,b	7,855,000
Los Angeles Industrial Development
Authority, IDR (Delta Tau Data
Systems Incorporated Project)
(LOC; California State
Teachers Retirement System)	3.49	9/7/06	4,840,000 a	4,840,000
Milpitas Unified School District,
GO Notes, TRAN	4.44	7/10/07	2,250,000	2,265,949
Oakland Joint Powers Financing
Authority, Revenue (Oakland GO
Bond Program) (Insured; AMBAC
and Liquidity Facility;
Merrill Lynch Capital Services)	3.44	9/7/06	6,060,000 a,b	6,060,000
Riverside County Industrial
Development Authority, IDR
(California Mold Inc. Project)
(LOC; Bank of the West)	3.71	9/7/06	2,650,000 a	2,650,000
Riverside County Industrial
Development Authority, IDR
(Computrus Inc. Project) (LOC;
Wells Fargo Bank)	3.46	9/7/06	1,925,000 a	1,925,000
Riverside County Industrial
Development Authority, IDR
(Trademark Plastics Inc.
Project) (LOC; California State
Teachers Retirement System)	3.46	9/7/06	4,275,000 a	4,275,000
Sacramento Housing Authority,
MFHR (Liquidity Facility;
Merrill Lynch)	3.51	9/7/06	6,900,000 a,b	6,900,000
San Bernardino County Industrial
Development Authority, IDR
(W&H Voortman, Inc. Project)
(LOC; California State
Teachers Retirement System)	3.56	9/7/06	1,980,000 a	1,980,000
Santa Clara County Housing
Authority, MFHR (Monte Vista
Terrace Apartments) (LOC;
Union Bank of California)	3.45	9/7/06	4,000,000 a	4,000,000
Santa Clara County Housing
Authority, MFHR (Willows
Apartments) (LOC; Union Bank
of California)	3.50	9/7/06	4,284,000 a	4,284,000
Santa Rosa,
MFHR (Crossings at Santa Rosa)	3.77	11/3/06	7,600,000	7,600,000
University of California,
College and University Revenue
(Putters Program) (Insured;
MBIA and Liquidity Facility;
PB Finance Inc.)	3.47	9/7/06	9,045,000 a,b	9,045,000
University of California,
Revenue, CP	3.53	9/14/06	5,000,000	5,000,000
Ventura County,
GO Notes, TRAN	4.44	7/2/07	1,750,000	1,761,239
Whittier,

Revenue, Refunding (Whittier
College) (Insured; Radian Bank
and Liquidity Facility; The
Bank of New York)	3.47 9/7/06	16,850,000 a	16,850,000

Total Investments (cost $421,706,848)		101.3%	421,706,848
Liabilities, Less Cash and Receivables		(1.3%)	(5,292,823)
Net Assets		100.0%	416,414,025
a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities
	amounted to $123,282,837 or 29.6% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family C Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment-In-Lieu-Of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General California Municipal Money Market Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 18, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 18, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)